Provisions	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 21 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions.

USD million	31.12.19	31.12.18
Provisions other than provisions for expected credit losses	2,861	3,377
Provisions for expected credit losses	114	116
Total provisions	2,974	3,494

The following table presents additional information for provisions other than provisions for expected credit losses.

USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total 2019	Total 2018
Balance at the end of the previous year	46	2,827	224	131	70	78	3,377	3,180
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(29)	0	0	(132)	0
Balance at the beginning of the year	46	2,827	121	102	70	78	3,245	3,180
Additions from acquired companies	0	0	0	0	0	0	0	2
Increase in provisions recognized in the income statement	15	258	105	4	6	16	404	1,155
Release of provisions recognized in the income statement	0	(81)	(22)	0	(7)	(12)	(123)	(311)
Provisions used in conformity with designated purpose	(16)	(518)	(99)	(7)	0	(18)	(659)	(628)
Capitalized reinstatement costs	0	0	0	1	0	0	1	1
Foreign currency translation / unwind of discount	(1)	(12)	1	1	1	1	(8)	(21)
Balance at the end of the year	44	2,475	106[4]	100[5]	70	66	2,861	3,377
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2019 (31 December 2018: USD 50 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2019 (31 December 2018: USD 89 million) and provisions for onerous contracts of USD 11 million as of 31 December 2019 (31 December 2018: USD 42 million). 6 Includes provisions for sabbatical and anniversary awards.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 21b. There are no material contingent liabilities associated with the other classes of provisions.

UBS AG
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 21 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions.

USD million	31.12.19	31.12.18
Provisions other than provisions for expected credit losses	2,825	3,341
Provisions for expected credit losses	114	116
Total provisions	2,938	3,457

The following table presents additional information for provisions other than provisions for expected credit losses

USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total 2019	Total 2018
Balance at the end of the previous year	45	2,827	215	122	55	77	3,341	3,130
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(28)	0	0	(131)	0
Balance at the beginning of the year	45	2,827	112	94	55	77	3,209	3,130
Additions from acquired companies	0	0	0	0	0	0	0	2
Increase in provisions recognized in the income statement	13	258	87	4	6	8	376	1,117
Release of provisions recognized in the income statement	0	(81)	(19)	0	(7)	(12)	(119)	(301)
Provisions used in conformity with designated purpose	(15)	(518)	(83)	(7)	0	(9)	(632)	(587)
Reclassifications	0	0	0	0	0	(1)	(1)	0
Foreign currency translation / unwind of discount	(1)	(12)	1	1	0	1	(8)	(20)
Balance at the end of the year	41	2,475	99[4]	92[5]	54	64	2,825	3,341
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 33 million as of 31 December 2019 (31 December 2018: USD 40 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 82 million as of 31 December 2019 (31 December 2018: USD 83 million) and provisions for onerous contracts of USD 10 million as of 31 December 2019 (31 December 2018: USD 40 million). 6 Includes provisions for sabbatical and anniversary awards.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 21b. There are no material contingent liabilities associated with the other classes of provisions.